Risk management activities	6 Months Ended
Jun. 30, 2026
Financial Risk Management [Abstract]
Risk management activities	16. Risk management activities The Group’s risk management activities are the same as disclosed in Note 17 of the consolidated financial statements for the year ended December 31, 2025.